Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

10. INTANGIBLE ASSETS

	Patents	Developed software	Customer relationships, Brand and Backlog	Total
Cost
Balance, December 31, 2016	$345,603	$-	$-	$345,603
Acquisition through business combination (note 3)	-	17,651	22,754	40,405
Additions	150	-	-	150
Disposals	(35,245)	-	-	(35,245)
Foreign currency translation	-	576	1,178	1,754
Balance, December 31, 2017	310,508	18,227	23,932	352,667
Additions	133	-	-	133
Foreign currency translation	-	(649)	(1,304)	(1,953)
Balance, December 31, 2018	$310,641	$17,578	$22,628	$350,847

Accumulated Amortization and Impairment
Balance, December 31, 2016	$222,252	$-	$-	$222,252
Amortization	20,112	2,249	2,062	24,423
Impairment	4,350	-	-	4,350
Disposals	(13,329)	-	-	(13,329)
Foreign currency translation	-	12	15	27
Balance, December 31, 2017	233,385	2,261	2,077	237,723
Amortization	18,654	3,558	3,344	25,556
Impairment	509	-	-	509
Foreign currency translation	-	(146)	(220)	(366)
Balance, December 31, 2018	$252,548	$5,673	$5,201	$263,422

Net Book Value
Balance, December 31, 2016	$123,351	$-	$-	$123,351
Balance, December 31, 2017	$77,123	$15,966	$21,855	$114,944
Balance, December 31, 2018	$58,093	$11,905	$17,427	$87,425

The estimated future amortization expense of intangibles as at December 31, 2018 is as follows:

As at December 31, 2018	Patents	Acquired
2019	$13,705	$6,924
2020	10,187	6,924
2021	9,594	6,924
2022	9,482	4,683
2023	6,255	3,717
	$49,223	$29,172